DERIVATIVE INSTRUMENTS - SUMMARY OF DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Assets	$ 18.0	$ 13.3
Liabilities	2.9	0.9
Equity contracts-Options
Derivative [Line Items]
Assets	18.0	13.3
Liabilities	$ 2.9	$ 0.9